Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Commitments and contingencies
17. Commitments and contingencies
Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
Long-term debt (1)	$391.0	$—	$—	$—	$—	$—	$391.0
Transportation	3.6	3.5	2.7	2.2	1.7	4.2	17.9
Interest obligations	22.1	—	—	—	—	—	22.1
Office lease	10.0	10.0	10.0	0.8	—	—	30.8
Lease liability	4.1	2.9	0.4	0.1	0.1	5.1	12.7
Decommissioning liability	14.5	12.6	11.8	11.1	10.4	61.2	121.6

Total	$445.3	$29.0	$24.9	$14.2	$12.2	$70.5	$596.1

(1)
The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving
term loan that
are
due for renewal in 2022 and $54.9 million of senior notes
and $16.0

million related
to
the
PROP
 limited recourse amortizing loan tha
t both

mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.

Obsidian Energy’s commitments relate to the following:

•	Transportation commitments relate to costs for future pipeline access.

•	Interest obligations are the estimated future interest payments related to Obsidian Energy’s debt instruments.

•	Office leases pertain to total leased office space.

•	Lease liabilities pertain to various transportation, vehicle and surface lease commitments that meet the definition of a lease under IFRS 16.

•	The decommissioning liability represents the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of the properties.

The Company is involved in various litigation and claims in the normal course of business and records provisions for claims as required.
In 2018, the Company fully utilized available insurance coverage relating to ongoing claims against former Penn West employees arising from the Company’s 2014 restatement of certain financial results when we were known as Penn West. A claim brought by the United States Securities and Exchange Commission (“SEC”) against Penn West was previously settled. The Company had been indemnifying two former employees pursuant to indemnity agreements in connection with the claims brought by the SEC arising out of the same restatement. In 2020, the SEC reached a settlement with the two former employees.
The Company continued to accrue for, but not pay, defense costs incurred on behalf of the two former employees and in the first quarter of 2021 agreed to a settlement to pay $6.4 million of the defense costs equally over a
30-month
period beginning in April 2021. As a result of the settlement, the Company recorded a recovery of costs in the first quarter of 2021 previously accrued which was recorded within Other in the Consolidated Statements of Income (Loss).